Financial Instruments (Tables)	6 Months Ended
May 31, 2018
Disclosure Text Block Supplement [Abstract]
Fair Value Measurements, Nonrecurring
	May 31, 2018		November 30, 2017
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debenture(i)	1,322,606	1,336,045	1,290,465	1,316,386

(i) The Company calculates the interest rate for the Debenture and due to related parties based on the Company’s estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the Debenture and the amounts due to related parties.

Past Due Financing Receivables
	May 31,	November 30,
	2018	2017
	$	$

Total accounts receivable	512,747	756,468
Less allowance for doubtful accounts	(66,849)	(66,849)
Total accounts receivable, net	445,898	689,619

Not past due	377,307	689,619
Past due for more than 31 days
but no more than 90 days	68,581	5,176
Past due for more than 120 days	66,859	61,673
Total accounts receivable, gross	512,747	756,468

Contractual Obligation, Fiscal Year Maturity Schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	2,931,487	—	—	—	—	2,931,487
Accrued liabilities	708,575	—	—	—	—	708,575
Related parties
Employee costs payable	223,698	—	—	—	—	223,698
Convertible debenture (Note 5)	40,805	1,363,450	—	—	—	1,404,255
	3,904,565	1,363,450	—	—	—	5,268,015